INCOME TAXES (Details 1)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Federal tax		(34.00%)	(34.00%)
State tax, net		(6.10%)	(6.10%)
Non-deductible expenses		8.40%	0.20%
Change in valuation allowance		31.90%	42.80%
Miscellaneous		(0.20%)	(2.90%)
Effective Income Tax Rate Reconciliation, Percent	40.00%	0.00%	0.00%